UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number: _______
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SB Asia Pacific Partners L.P.
Address:   Ugland House
           P.O. Box 309
           George Town, Grand Cayman
           Cayman Islands

Form 13F File Number:  028-13677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald D. Fisher
Title:     Director of SB Asia Pacific Investments
           Limited, which is the General Partner of SB
           Asia Pacific Partners L.P.
Phone:     617-928-9300

Signature, Place, and Date of Signing:

 /s/ Ronald D. Fisher            Newton Center, MA            November 8, 2010
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $80,467
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

       No.         Form 13F File Number       Name
       ----------  -------------------------  --------------------------------
       1           028-13679                  SB Asia Infrastructure Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                 ------------------------
                        OF                  VALUE      SHRS OR      SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP       (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CHINA DIGITAL TV
  HOLDING CO., LTD.   SPONS ADR  16938G 10 7  80,467   11,885,820   SH              DEFINED         1         11,885,820
------------------------------------------------------------------------------------------------------------------------------------